Summary of Significant Accounting Policies - Schedule of Cumulative Effect of Changes in Combined Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets:
Accounts receivable, net	$ 259,542	$ 202,334		$ 122,042
Prepaid expenses and other current assets	38,014	24,696		17,298
Deferred Tax Assets		1,646
Liability and Stockholders' Equity:
Other liabilities and accrued expenses	169,586	115,541		35,630
Accumulated deficit	$ (45,856)	(106,030)		(93,161)
Topic 606
Assets:
Accounts receivable, net				122,042
Prepaid expenses and other current assets				17,298
Deferred Tax Assets				445
Liability and Stockholders' Equity:
Income Tax Payable				3,572
Other liabilities and accrued expenses				32,058
Accumulated deficit				$ (93,161)
Topic 606 | Cumulative Effect of Adoption of New Accounting
Assets:
Accounts receivable, net		26,527
Prepaid expenses and other current assets		5,674
Deferred Tax Assets		746
Liability and Stockholders' Equity:
Income Tax Payable		(333)
Other liabilities and accrued expenses		36,966
Accumulated deficit		$ (3,686)
Topic 606 | Cumulative Effect, Period of Adoption, Adjusted Balance
Assets:
Accounts receivable, net			$ 148,569
Prepaid expenses and other current assets			22,972
Deferred Tax Assets			1,191
Liability and Stockholders' Equity:
Income Tax Payable			3,239
Other liabilities and accrued expenses			69,024
Accumulated deficit			$ (96,847)